Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $10.07 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	113.40%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Innovator Equity Defined Protection ETF® - 2 Yr to April 2027 | SPDR S&P 500 ETF Trust, Expiration: 03/31/2027; Exercise Price: $645.09 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(17.00%)